UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):	[   ] is a restatement
						[   ] adds new holdings entries

Institutional Investment Manager Filing this Report
Name:	Morgan Dempsey Capital Management, LLC
Address:	1511 W. Market St.
		Mequon, WI  53092

13F File Number:	28-6620

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gail L. Betzhold
Title:	Office Manager
Phone:	414-241-1561
Signature, Place, and Date of Signing:

	Gail L. Betzhold	Mequon, Wisconsin	February 11, 2000

Report Type  (check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers:		0

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total: 166,031,883


List of Other Included Managers:

No.	13F File Number	Name

MORGAN DEMPSEY CAPITAL
MANAGEMENT, LLC
File #28-6620










FORM 13F










December 31, 1999






















Title of

Market

Investm
ent
Discreti
on


Voting
Authority


Security
Class
Cusip
Value
Quantity
Sole
Share
Other
Managers
Sole
Share
None











ADC TELECOMMUNICATIONS
INC.
Com
000886101
6,057,808
83,484
X


36,760
46,724

AFLAC INC.
Com
001055102
3,247,916
68,830
X


37,470
31,360

AMERICA ONLINE
Com
02364J104
4,209,924
55,485
X


27,015
28,470

AMERICAN EXPRESS CO.
Com
025816109
417,121
2,509
X


1,115
1,394

AMERICAN INTL GROUP COM
Com
02687410
1,088,819
10,070
X


2,879
7,191

AMGEN INC.
Com
031162100
525,547
8,750
X


6,620
2,130

AVERY DENNISON CORP COM
Com
05361110
4,660,356
63,950
X


29,585
34,365

BEST BUY INC.
Com
086516101
3,764,077
74,907
X


35,240
39,667

BIOGEN INC
Com
090597105
3,932,208
46,535
X


20,695
25,840

BIOMET INC COM
Com
090613100
337,600
8,440
X


5,800
2,640

BRISTOL-MYERS SQUIBB
Com
11012210
294,813
4,593
X


1,375
3,218

CDW COMPUTER CENTERS INC.
Com
125129106
207,570
2,640
X


1,190
1,450

CISCO SYS INC COM
Com
17275R102
1,360,595
12,701
X


4,430
8,271

CITIGROUP, INC
Com
172967101
208,104
3,737
X


0
3,737

CITIZENS BANKING CORP.
Com
174420109
235,049
10,505
X


0
10,505

DELL COMPUTER CORP COM
Com
247025109
784,380
15,380
X


4,650
10,730

DOLLAR TREE STORES INC.
Com
256747106
3,840,609
79,290
X


38,005
41,285

DONALDSON LUFKIN &
JENRETTE
Com
257661108
1,551,870
32,080
X


6,490
25,590

DOUBLECLICK, INC.
Com
258609304
5,987,459
23,660
X


11,225
12,435

E M C CORP.
Com
28648102
218,500
2,000
X


0
2,000

EMERSON ELECTRIC CO.
Com
29101110
222,328
3,875
X


175
3,700

ENRON CORP.
Com
293561106
213,000
4,800
X


0
4,800

EXXON MOBIL CORP
Com
30229010
377,844
4,690
X


2,200
2,490

FIFTH THIRD BANCORP
Com
316773100
235,167
3,205
X


2,500
705

GENERAL ELEC CO
Com
36960410
1,655,361
10,697
X


3,550
7,147

GEORGIA PACIFIC CORP.
Com
373298108
5,016,638
98,850
X


46,345
52,505

HARRAH'S ENTRTAINMENT INC.
Com
413619107
3,843,352
145,375
X


67,245
78,130

HOME DEPOT
Com
437076102
686,606
9,987
X


7,178
2,810

INTEL CORP
Com
45814010
526,965
6,402
X


1,600
4,802

INTERNET HOLDERS TRUST
Com
46059w102
995,778
5,890
X


1,590
4,300

INTL BUSINESS MACHINES
Com
459200101
861,921
7,990
X


2,090
5,900

JABIL CIRCUIT INC.
Com
478160104
4,319,775
59,175
X


28,445
30,730

JOHNSON & JOHNSON
Com
47816010
259,981
2,788
X


0
2,788

KERR MCGEE
Com
492386107
4,962,170
80,035
X


37,340
42,695

KOHLS CORP
Com
500255104
551,440
7,639
X


2,200
5,439

LCA-VISION INC.
Com
501803209
218,438
46,600
X


2,250
44,350

LUCENT TECHNOLOGIES
Com
54946310
7,576,350
101,018
X


44,853
56,165

MANDALAY RESORT GROUP
Com
562567107
3,531,938
175,500
X


83,955
91,545

MARSHALL & ILSLEY CORP
Com
57183410
3,947,954
62,853
X


27,360
35,493

MAXIM INTEGRATED PRODUCTS
INC
Com
57772K101
7,181,466
152,190
X


72,520
79,670

MCI WORLDCOM
Com
55268B106
1,072,765
20,217
X


8,025
12,192

MEDTRONIC INC COM
Com
58505510
350,893
9,630
X


0
9,630

MERCK & CO INC
Com
58933110
279,433
4,159
X


0
4,159

MERRILL LYNCH & CO INC COM
Com
590188108
341,581
4,100
X


2,300
1,800

MICROSOFT CORP
Com
59491810
1,094,882
9,378
X


3,400
5,978

MINNESOTA MINING & MFG.
Com
604059105
202,601
2,070
X


0
2,070

MOLEX, INC.
Com
60855410
320,625
5,656
X


0
5,656

MORGAN STANLEY DEAN
WITTER
Com
61744644
502,480
3,520
X


1,125
2,395

MOTOROLA INC.
Com
620076109
373,279
2,535
X


1,375
1,160

MYRIAD GENETICS, INC.
Com
62855j104
419,980
9,130
X


0
9,130

NATIONAL COMPUTER
SYSTEMS, INC.
Com
635519101
3,190,224
84,790
X


38,625
46,165

NEXELL THERAPEUTICS INC.
Com
65332H104
43,750
35,000
X


0
35,000

NOBLE DRILLING CORP.
Com
655042109
4,542,261
138,695
X


66,275
72,420

NORTHERN TRUST CORP.
Com
665859104
4,598,015
86,755
X


43,760
42,995

OMNICOM GROUP INC
Com
68191910
6,185,300
61,853
X


27,905
33,948

ORACLE SYSTEMS CORP.
Com
68389x105
568,717
5,075
X


3,670
1,405

OSHKOSH TRUCK CORP.
Com
688239201
437,313
14,919
X


0
14,919

PFIZER INC COM
Com
71708110
292,911
9,030
X


6,000
3,030

PROCTOR & GAMBLE CO.
Com
742718109
270,291
2,467
X


1,400
1,067

REAL NETWORKS, INC.
Com
75605L104
3,856,016
32,050
X


15,255
16,795

ROYAL DUTCH PETROLEUM
Com
78025804
231,954
3,830
X


0
3,830

S&P 400 MIDCAP DEP RECPT
Com
595635103
4,597,110
56,667
X


35,365
21,302

SANMINA CORP.
Com
800907107
4,940,816
49,470
X


23,275
26,195

SBC COMMUNICATIONS INC
Com
78387G10
396,533
8,134
X


2,600
5,534

SCHLUMBERGER LTD.
Com
806857108
482,675
8,600
X


4,640
3,960

SMITHFIELD FOODS INC.
Com
832248108
1,366,920
56,955
X


11,375
45,580

SOLECTRON CORP.
Com
834182107
4,368,616
45,925
X


21,600
24,325

SOUTHTRUST CORP.
Com
844730101
1,138,799
30,117
X


7,102
23,015

STAPLES, INC.
Com
855030102
289,089
13,932
X


11,700
2,232

STATE STREET BOSTON CORP
Com
85747710
2,265,303
31,005
X


5,625
25,380

SUN MICROSYSTEMS INC.
Com
866810104
969,518
12,520
X


7,230
5,290

SYBRON INTL CORP-WISCONSIN
Com
87114F106
434,500
17,600
X


6,050
11,550

SYMANTEC CORP.
Com
871503108
5,524,820
94,240
X


41,490
52,750

TELEPHONE & DATA SYSTEMS
Com
879433100
4,467,330
35,455
X


16,025
19,430

TYCO INTL
Com
902124106
3,903,395
100,087
X


42,840
57,247

UNIVISION COMMUNICATIONS
Com
914906102
4,031,808
39,455
X


18,870
20,585

WALMART STORES INC.
Com
931142103
779,384
11,275
X


7,370
3,905

WATSON PHARMACEUTICALS
Com
942683103
213,801
5,970
X


4,700
1,270

WEYERHAUSER CO.
Com
962166104
2,209,312
30,765
X


0
30,765

YOUNG & RUBICAM, INC.
Com
987425105
4,362,091
61,655
X


29,285
32,370















166,031,883




1,220,197
1,633,595